Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class M, Class C, Class I and Class Z
January 29, 2018
Prospectus

Christopher Lin no longer serves as a co-manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Ali Khan (co-manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Ali Khan is co-manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Khan has worked as an equity research associate and portfolio manager.

MC-18-01 1.756202.146	March 1, 2018

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
January 29, 2018
Prospectus

Christopher Lin no longer serves as a co-manager of the fund.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Ali Khan (co-manager) has managed the fund since March 2018.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Ali Khan is co-manager of the fund, which he has managed since March 2018. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Khan has worked as an equity research associate and portfolio manager.

SKD-18-01 1.952090.106	March 1, 2018